ACCOUNTS AND NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2025
Accounts And Notes Payable
SCHEDULE OF ACCOUNTS AND NOTES PAYABLE	Accounts and notes payable consisted of the following:
	June 30, 2025	December 31, 2024
	US$’000	US$’000
	(Unaudited)	(Audited)
Accounts payable	13,832	14,382
Total	13,832	14,382